Average Annual Total Returns - Invesco Fundamental High Yield Corporate Bond ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes) 1 Year	RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes) 5 Years	RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years	Blended—RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended—RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended—RAFI® Bonds U.S. High Yield 1-10 Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	13.14%	4.98%	5.84%	11.26%	3.07%	3.79%	7.73%	2.94%	3.63%	13.98%	5.84%	7.06%	14.32%	6.13%	7.57%	13.98%	[1]	5.85%	[1]	6.90%	[1]

[1]	The Blended-RAFI® Bonds U.S. High Yield 1-10 Index reflects the performance of the Wells Fargo® High Yield Bond Index, the Fund’s previous index, prior to August 2, 2010, and the Underlying Index thereafter.